SUPPLEMENTAL INFORMATION - NATURAL GAS AND CRUDE OIL PROPERTIES Changes in Estimated Proved Reserves (Unaudited) (Details)	12 Months Ended
	Dec. 31, 2012 Mcf	Dec. 31, 2011 Mcf		Dec. 31, 2010 Mcf	Dec. 31, 2012 Mcf	Dec. 31, 2009 Mcf
Reserve Quantities [Line Items]
Proved Reserves	1,015,489,000	860,616,000			1,156,860,000
Revisions of Previous Estimates	(351,836,000)	(154,100,000)
Extensions, Discoveries, and Other Additions	407,647,000	313,039,000
Purchases of Reserves	200,522,000	48,703,000
Dispositions	(65,350,000)	(5,244,000)
Production	(49,612,000)	(47,525,000)
Natural Gas (MMcf)
Reserve Quantities [Line Items]
Proved Reserves	672,145,000	657,306,000		608,925,000	604,038,000
Revisions of Previous Estimates	(289,436,000)	(161,654,000)		6,504,000
Dispositions	(6,406,000)	(2,070,000)		(43,690,000)
Production	(32,410,000)	(30,887,000)		(27,189,000)
Proved Developed Reserves	281,925,000	299,369,000		227,341,000		258,375,000
Proved Undeveloped Reserve	322,113,000	372,776,000		429,965,000		350,550,000
Natural Gas Liquids (MBbls)
Reserve Quantities [Line Items]
Proved Reserves	19,588,000	10,649,000		0	32,827,000
Revisions of Previous Estimates	(3,671,000)	3,163,000		8,908,000
Dispositions	(1,970,000)	(94,000)		0
Production	(841,000)	(815,000)		(601,000)
Proved Developed Reserves	14,353,000	11,753,000		4,013,000		0
Proved Undeveloped Reserve	18,474,000	7,835,000		6,636,000		0
Crude Oil (MBbls)
Reserve Quantities [Line Items]
Proved Reserves	37,636,000	23,236,000		18,070,000	59,310,000
Revisions of Previous Estimates	(6,729,000)	(1,904,000)		(85,000)
Dispositions	(7,854,000)	(435,000)		(55,000)
Production	(2,026,000)	(1,958,000)		(1,308,000)
Proved Developed Reserves	20,412,000	16,910,000		8,287,000		6,244,000
Proved Undeveloped Reserve	38,898,000	20,726,000		14,949,000		11,826,000
Natural Gas Equivalent (MMcfe)
Reserve Quantities [Line Items]
Proved Reserves	1,015,489,000	860,616,000		717,345,000	1,156,860,000
Revisions of Previous Estimates		(154,100,000)		59,442,000
Dispositions	(65,350,000)	(5,244,000)
Production	(49,612,000)	(47,525,000)		(38,643,000)
Proved Developed Reserves	490,515,000	471,347,000		301,141,000		295,839,000
Proved Undeveloped Reserve	666,345,000	544,142,000		559,475,000		421,506,000
Western Operating Region | Natural Gas (MMcf)
Reserve Quantities [Line Items]
Extensions, Discoveries, and Other Additions	116,205,000	125,374,000		56,524,000
Purchases of Reserves	87,189,000	24,776,000		20,920,000
Western Operating Region | Natural Gas Liquids (MBbls)
Reserve Quantities [Line Items]
Extensions, Discoveries, and Other Additions	11,637,000	5,633,000		811,000
Purchases of Reserves	8,084,000	1,052,000		1,531,000
Western Operating Region | Crude Oil (MBbls)
Reserve Quantities [Line Items]
Extensions, Discoveries, and Other Additions	27,482,000	17,092,000		2,247,000
Purchases of Reserves	10,801,000	1,581,000		4,367,000
Western Operating Region | Natural Gas Equivalent (MMcfe)
Reserve Quantities [Line Items]
Extensions, Discoveries, and Other Additions	350,919,000	261,724,000		74,872,000
Purchases of Reserves	200,499,000	40,574,000		56,308,000
Eastern Operating Region | Natural Gas (MMcf)
Reserve Quantities [Line Items]
Extensions, Discoveries, and Other Additions	56,728,000	51,315,000		35,092,000
Purchases of Reserves	23,000	7,985,000		220,000
Eastern Operating Region | Natural Gas Liquids (MBbls)
Reserve Quantities [Line Items]
Extensions, Discoveries, and Other Additions	0	0		0
Purchases of Reserves	0	0		0
Eastern Operating Region | Crude Oil (MBbls)
Reserve Quantities [Line Items]
Extensions, Discoveries, and Other Additions	0	0		0
Purchases of Reserves	0	24,000		0
Eastern Operating Region | Natural Gas Equivalent (MMcfe)
Reserve Quantities [Line Items]
Extensions, Discoveries, and Other Additions	56,728,000	51,315,000		35,092,000
Purchases of Reserves	23,000	8,129,000		220,000
Permian Asset Group | Natural Gas (MMcf)
Reserve Quantities [Line Items]
Proved Developed Reserves		1,750	[1]
Proved Undeveloped Reserve		4,492	[1]
Permian Asset Group | Natural Gas Liquids (MBbls)
Reserve Quantities [Line Items]
Proved Developed Reserves		550	[1]
Proved Undeveloped Reserve		1,420	[1]
Permian Asset Group | Crude Oil (MBbls)
Reserve Quantities [Line Items]
Proved Developed Reserves		1,815	[1]
Proved Undeveloped Reserve		6,010	[1]
Permian Asset Group | Natural Gas Equivalent (MMcfe)
Reserve Quantities [Line Items]
Proved Developed Reserves		15,940	[1]
Proved Undeveloped Reserve		49,078	[1]
Piceance and NECO Asset Group | Natural Gas (MMcf)
Reserve Quantities [Line Items]
Proved Developed Reserves	83,656				83,656
Piceance and NECO Asset Group | Crude Oil (MBbls)
Reserve Quantities [Line Items]
Proved Developed Reserves	148				148
Piceance and NECO Asset Group | Natural Gas Equivalent (MMcfe)
Reserve Quantities [Line Items]
Proved Developed Reserves	84,544				84,544

[1]	Includes estimated reserve data related to our Permian asset group, which was held for sale and under a purchase and sale agreement. The divestiture of our Permian assets closed on February 28, 2012. See Note 14, Assets Held for Sale, Divestitures and Discontinued Operations, to our consolidated financial statements included in this Exhibit 99.1 for additional details related to the divestiture of our Permian asset group. Total proved reserves included 6,242 MMcf of natural gas, 7,825 MBbls of crude oil and 1,970 MBbls of NGLs, for an aggregate of 65,018 MMcfe of natural gas equivalent, related to our Permian asset group. Total proved developed reserves related to those assets included 1,750 MMcf, 1,815 MBbls, 550 MBbls and 15,940 MMcfe, respectively, and proved undeveloped reserves included 4,492 MMcf, 6,010 MBbls, 1,420 MBbls and 49,078 MMcfe, respectively.